Consolidated statement of cash flows - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flow from operating activities
Profit for the year		€ 660	€ 1,284	€ 679
Adjustments, total	[1]	2,065	2,157	2,559
Change in net working capital	[2]	(209)	(569)	(1,282)
Cash flows from operations		2,516	2,872	1,956
Interest received		163	226	178
Interest paid		(212)	(263)	(241)
Income taxes paid, net		(396)	(342)	(576)
Net cash flows from operating activities		2,071	2,493	1,317
Cash flow from investing activities
Purchase of property, plant and equipment and intangible assets		(606)	(472)	(652)
Proceeds from sale of property, plant and equipment and intangible assets		28	97	189
Acquisition of businesses, net of cash acquired		(1,730)	(37)	(19)
Purchase of shares in associated companies		(50)	0	0
Proceeds from disposal of businesses, net of cash disposed		40	(29)	17
Proceeds from disposal of shares in associated companies		0	259	8
Purchase of interest-bearing financial investments		(337)	(924)	(1,855)
Proceeds from interest-bearing financial investments		1,102	1,138	3,382
Purchase of other financial assets		(117)	(280)	(83)
Proceeds from other financial assets		186	70	34
Other		88	61	22
Net cash flows (used in)/from investing activities		(1,396)	(117)	1,043
Cash flow from financing activities
Proceeds from issuance of shares		859	0	0
Acquisition of treasury shares		(624)	(680)	(300)
Purchase of equity instruments of subsidiaries		(501)	0	0
Proceeds from long-term borrowings		151	101	496
Repayment of long-term borrowings		(875)	(462)	(798)
(Repayment of)/proceeds from short-term borrowings		360	(6)	(40)
Payment of principal portion of lease liabilities		(221)	(233)	(239)
Dividends paid		(759)	(723)	(621)
Net cash flows used in financing activities		(1,610)	(2,003)	(1,502)
Translation differences		(226)	16	(91)
Net (decrease)/increase in cash and cash equivalents		(1,161)	389	767
Cash and cash equivalents at 1 January		6,623	6,234	5,467
Cash and cash equivalents at 31 December		€ 5,462	€ 6,623	€ 6,234

[1]

(1) Adjustments
EURm	2025	2024	2023
Depreciation and amortization	1 119	1 014	1 087
Share-based payments	337	241	202
Impairment charges	18	611	25
Restructuring charges(1)	391	388	316
Gain on sale of businesses and associated companies	(23)	(286)	(19)
Gain on sale of property, plant and equipment	(22)	(94)	(143)
Financial income and expenses(2)	(11)	(107)	220
Income tax expense	277	385	825
Other adjustments, net(2)	(21)	5	46
Total	2 065	2 157	2 559
(1)Restructuring charges in adjustments represent the non-cash portion recognized in the consolidated income statement.
(2)In 2025, Nokia changed the presentation of gains and losses from venture fund investments which resulted in reclassifications in adjustments. The comparative amounts for 2024 and 2023 have been recast accordingly. For more information, refer to Note 1.2. General accounting policies.

[2]

(2) Change in net working capital
EURm	2025	2024	2023
(Increase)/decrease in receivables	(25)	(364)	304
Decrease in inventories	149	404	443
Decrease in non-interest-bearing liabilities	(333)	(609)	(2 029)
Total	(209)	(569)	(1 282)